SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2017
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12 SHARE-BASED COMPENSATION

        The Company adopted the 2014 Equity Incentive Plan ("the 2014 Plan") in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

        The Company adopted the 2016 Equity Incentive Plan ("the 2016 Plan") in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the "Awards") to key employees and directors. The maximum aggregate number of shares, which may be subject to Awards under the 2016 Plan, is 56,707,560.

        A summary of the option activity is as follows:

	Number of options	Weighted average exercise price	Weighted average grant-date fair value per option
		(RMB)	(RMB)
Options outstanding at January 1, 2017	28,589,782	5.2	3.2
Granted	166,667	5.3	7.6
Exercised	(376,984)	5.2	1.9
Forfeited	(19,000)	5.2	1.9

Options outstanding at September 30, 2017	28,360,465	5.2	3.2

Options vested and expect to vest at September 30, 2017	28,360,465	5.2	3.2

        The following table summarizes information with respect to stock options outstanding and stock options exercisable as of September 30, 2017:

	Number of options	Weighted average remaining contractual life	Weighted average exercise price
		(years)	(RMB)
Options outstanding and exercisable	28,360,465	2.5	5.2

        As of December 31, 2016 and September 30, 2017, 600,000 and 433,333 forfeitable and unvested non-employee options, respectively, were treated as unissued for accounting purposes and were not included in the table above. As of September 30, 2017, there were no unvested employee stock options.

        In July 2017, the Company granted 13,475,060 non-vested restricted shares to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance conditions which are tied to the financial performance of the Company. The value of the restricted shares is determined based on the fair value as of the acquisition date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares with service condition attached is recognized as compensation expense using the graded-vesting method. The value of the restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable.

        In May and August 2017, the Company issued 396,800 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB2,913. Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

        A summary of the restricted share activity is as follows:

	Number of Shares	Weighted average grant-date fair value per share
		(RMB)
Unvested at January 1, 2017	12,910,080	6.0
Granted	13,871,860	5.2
Vested	(2,017,920)	8.1
Forfeited	(186,800)	7.2

Unvested at September 30, 2017	24,577,220	5.4

        The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	July 2017
Risk-free rate of return	1.29 - 1.63%
Volatility	20.43 - 21.48%
Expected dividend yield	—
Share price at grant date	US$1.191
(RMB8.0)
Expected term	2 - 4 years

(1)	Volatility

        Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

        Risk-free rate equal to the implied yield of zero-coupon United States Government Bond for a term equal to the remaining expected term.

(3)	Dividend yield

        The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

        A summary of share-based compensation expenses for the nine-month periods ended September 30, 2016 and 2017 is as follows:

	Nine-month periods ended September 30,
	2016	2017
Costs of revenue	1,169	7,365
Selling and marketing expenses	5,159	12,779
General and administrative expenses	50,859	20,842
Research and development expenses	—	408

Total share-based compensation expenses	57,187	41,394